Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Net income attributable to equity shareholders of the Company	$ 166	$ 228	$ 269	$ 438
Basic weighted average ordinary shares outstanding (in shares)	549	555	552	554
Effect of potentially dilutive shares from employee equity plans (in shares)	7	2	6	3
Diluted weighted average ordinary shares outstanding (in shares)	556	557	558	557
Total basic EPS attributable to equity shareholders (in USD per share)	$ 0.30	$ 0.41	$ 0.49	$ 0.79
Total diluted EPS attributable to equity shareholders (in USD per share)	$ 0.30	$ 0.41	$ 0.48	$ 0.79